Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2020
Other Payables and Accruals
Schedule of other payables and accruals

	December 31,	June 30,
	2019	2020
Unearned revenue	48,183	32,775
Accrued off-hire	6,968	7,262
Accrued purchases	9,759	7,653
Accrued interest	36,746	33,585
Other accruals	34,586	33,510
Total	136,242	114,785